Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	March 31, 2026				December 31, 2025
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Securitization ("ABS") term instruments	$1,958,812	3.83%	February 2028	March 2035	$2,023,819
Securitization warehouse	260,000	5.18%	November 2032	November 2032	260,000
Total secured debt financings	2,218,812				2,283,819
Unsecured Debt Financings
Senior notes	2,400,000	3.40%	April 2026	February 2033	1,800,000
Credit facility:
Revolving credit tranche	291,500	4.93%	August 2030	August 2030	960,000
Term loan tranche	1,532,200	4.93%	August 2030	August 2030	1,564,800
Commercial paper	—				—
Total unsecured debt financings	4,223,700				4,324,800
Total debt financings	$6,442,512				$6,608,619
Unamortized debt costs	(41,901)				(39,373)
Unamortized debt premium & discounts	(3,470)				(2,168)
Debt, net of unamortized costs	$6,397,141				$6,567,078
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of March 31, 2026:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$4,358,812	3.59%	Apr 2026	Mar 2035	4.1 years
Floating-rate debt	$2,083,700	4.96%	Aug 2030	Nov 2032	4.0 years

Including impact of derivative instruments:
Fixed-rate debt	$4,358,812	3.59%
Hedged floating rate debt	1,613,000	3.65%
Total fixed and hedged floating-rate debt	5,971,812	3.61%
Unhedged floating rate debt	470,700	4.96%
Total debt financings	$6,442,512	3.71%